Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Intangible Assets Tables
Intangible assets
	December 31, 2014	September 30, 2014
Other intangible assets:
Patent license agreement	$4,550,000	$4,550,000
Royalty agreements	16,620,565	16,620,565
Technology	5,961,110	6,190,083
Customer relationships	1,860,000	1,860,000
Trade name	282,433	291,486
Other	50,386	50,386
Total intangible assets	29,324,494	29,562,520
Accumulated amortization	(3,389,500)	(2,818,894)
Intangible assets, net of accumulated amortization	$25,934,994	$26,743,626

2014	Weighted Average Useful Life (yrs)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Patent & royalty agreements	7.99	$21,170,565	$(2,405,668)	$18,764,897
Developed technology	8.97	6,190,083	(318,054)	5,872,029
Customer relationships	7.7	1,860,000	(81,447)	1,778,553
Trade name	9.64	291,486	(13,725)	277,761
Website	3	50,386	-	50,386
Total		29,562,520	(2,818,894)	26,743,626

2013	Weighted Average Useful Life (yrs)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Patent & royalty agreements	5.86	$16,670,567	$(1,256,647)	$15,413,920
Total		16,670,567	(1,256,647)	15,413,920

Future amortization
Fiscal Year
2015	2,352,735
2016	2,352,735
2017	2,352,735
2018	2,388,505
2019	2,332,236
Thereafter	14,964,680
Total	26,743,626

Goodwill

	December 31,	September 30,
	2014	2014
Beginning balance	$6,577,609	$-
Additions resulting from acquisitions:
Acquisition of GPS Global Tracking & Surveillance, Ltd.	-	3,381,000
Acquisition of Emerge Monitoring, Inc.	-	3,381,754
Acquisition of Track Group Analytics Limited	4,037,267	-
Foreign currency translation adjustment	(159,423)	(185,145)
Ending balance	$10,455,453	$6,577,609

	September 30,
	2014	2013
Balance - beginning of year	$-	$-
Additions resulting from acquisitions:
Acquisition of GPS Global Tracking & Surveillance, Ltd.	3,381,000	-
Acquisition of Emerge Monitoring, Inc.	3,381,754	-
Foreign currency translation adjustment	(185,145)
Balance - end of year	6,577,609	-